Notes to the consolidated financial statements (Tables)	3 Months Ended
Mar. 31, 2022
Notes to the consolidated financial statements
Schedule of revenue from contract with customers recognized

	Three months ended March 31
	2021	2022
	EUR k	EUR k
Belgium
GSK	9,071	23,746
Germany
Boehringer Ingelheim	467	—
Switzerland
CRISPR	78	180
Netherlands
Genmab	414	447
Total	10,030	24,373

Summary of upfront payments and related revenues recognized

		Upfront and	Upfront and	Revenue recognized from
		milestones payments included	milestones payments included	upfront and milestones payments
		in contract	in contract	for three months ended
	Upfront payments	liabilities at	liabilities at	March 31,
Customer	March 31, 2022	December 31, 2021	March 31, 2022	2021	2022

		(EUR k)	(EUR k)	(EUR k)
GSK	EUR 205,000k (EUR 10,000k milestone payment included)	135,494	127,776	6,662	17,719
CRISPR	USD 3,000k (EUR 2,524k)*	1,239	1,162	77	77
Boehringer Ingelheim	EUR 30,000k	—	—	467	—
Genmab	USD 10,000k (EUR 8,937k)*	5,362	4,915	447	447
Total		142,095	133,853	7,653	18,243

* Translated at the currency exchange rate prevailing on the transaction date.

Schedule of contract balances

	December 31,	March 31,
	2021	2022
	EUR k	EUR k
Trade receivables	18,504	28,025
Contract liabilities	142,095	133,853

Schedule of cost of sales, selling and distribution expenses, research and development expenses and general and administrative expenses

The cost of sales consists of the following:

	Three months ended March 31,
	2021	2022
	EUR k	EUR k
Personnel	(4,479)	(7,937)
Materials	(2,123)	(22,828)
Third-party services	(6,532)	(964)
Maintenance and lease	(1,720)	(231)
Amortization and depreciation	(852)	(5,168)
Other	(54)	(104)
Total	(15,760)	(37,232)

Selling and distribution expenses consist of the following:

	Three months ended March 31,
	2021	2022
	EUR k	EUR k
Personnel	(287)	(197)
Amortization and depreciation	(22)	(17)
Other	(168)	(57)
Total	(477)	(271)

R&D expenses consists of the following:

	Three months ended March 31,
	2021	2022
	EUR k	EUR k
Materials	(2,981)	(17,287)
Personnel	(5,619)	(7,054)
Amortization and depreciation	(888)	(1,013)
Patents and fees to register a legal right	(2,950)	(1,855)
Third-party services	(91,617)	16,800
Maintenance and lease	(243)	(36)
Other	(688)	(341)
Total	(104,986)	(10,786)

General and administrative expenses consist of the following:

	Three months ended March 31,
	2021	2022
	EUR k	EUR k
Personnel	(9,093)	(9,781)
Maintenance and lease	(380)	(1,300)
Third-party services	(6,745)	(5,283)
Legal and other professional services	(1,510)	(2,325)
Amortization and depreciation	(1,461)	(2,938)
Other	(2,074)	(2,939)
Total	(21,263)	(24,566)

Schedule of other operating income

	Three months ended March 31,
	2021	2022
	EUR k	EUR k
Compensation for CMO transfer	—	33,326
Grants and other cost reimbursements from government agencies and similar bodies	16,668	69
Other	28	41
Total	16,696	33,436